INCOME TAXES - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Profit (loss) before provision of income tax	$ (70,988)	$ (88,076)	$ (29,382)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (17,747)	$ (22,019)	$ (7,346)
Taxable deemed interest income from inter-company interest-free loans		2,108	2,517
Impairment of goodwill	18,523
Non-taxable income	(18,892)
Non-deductible loss and other expenses not deductible for tax purposes	298	15,644	2,159
Effect of income tax rate differences in jurisdictions other than the PRC	2,313	3,234
Effect of tax holiday	305	(53)	570
Changes in valuation allowance	13,280	1,948	3,258
Income tax expenses (benefit)	$ (1,920)	$ 862	$ 1,158
Effect of the tax holiday on basic and diluted net loss per ordinary share	$ 0.01
Unrecognized tax benefits	$ 0
Interest and penalties related to potential underpaid income tax expenses	$ 0